LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED NOVEMBER 20, 2019

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED DECEMBER 27, 2018, OF

WESTERN ASSET INSTITUTIONAL GOVERNMENT RESERVES

WESTERN ASSET INSTITUTIONAL U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

WESTERN ASSET INSTITUTIONAL U.S. TREASURY RESERVES

Effective November 20, 2019, each fund normally calculates its net asset value as of each hour from 8:00 a.m. (Eastern time) until its close of business (as set forth below for each fund) on each fund business day, and all references to the contrary in each fund’s Summary Prospectus and Prospectus are hereby superseded and replaced.

Name of Fund	Time for Close of Business
Western Asset Institutional Government Reserves	Normally 5:00 p.m. (Eastern time)
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	Normally 5:00 p.m. (Eastern time)
Western Asset Institutional U.S. Treasury Reserves	Normally 2:00 p.m. (Eastern time)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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